Long-Term Debt - Term Bank Loans (Details)			6 Months Ended
	May. 25, 2015 USD ($)	Apr. 22, 2015 USD ($)	Jun. 30, 2015 USD ($)	May. 26, 2015 USD ($)	Apr. 23, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Outstanding balance			$ 710,339,000			$ 686,206,000
All Company's term bank loans
Debt Instrument [Line Items]
Debt periodic payment			quarterly or semi-annual
Variable rate basis			LIBOR
Minimum spread applied over LIBOR			1.77%
Maximum spread applied over LIBOR			4.03%
All Company's term bank loans | Minimum
Debt Instrument [Line Items]
Maturity date			Oct. 31, 2016
All Company's term bank loans | Maximum
Debt Instrument [Line Items]
Maturity date			Feb. 28, 2025
LR1 Tanker Under Construction
Debt Instrument [Line Items]
New term bank loan		$ 35,190,000
Duration of term bank loan		5 years
Number of repayment tranches		10
Debt periodic payment		semi-annual
Debt periodic payment amount		$ 977,500
Debt balloon payment		25,415,000
LR1 Tanker Under Construction | Amount Drawn Down
Debt Instrument [Line Items]
Outstanding balance					$ 7,038,000
LR1 Tanker Under Construction
Debt Instrument [Line Items]
New term bank loan		$ 35,190,000
Duration of term bank loan		7 years
Number of repayment tranches		14
Debt periodic payment		semi-annual
Debt periodic payment amount, proportion to amount drawn down		0.03125
LR1 Tanker Under Construction | Amount Drawn Down
Debt Instrument [Line Items]
Outstanding balance		$ 7,038,000
Shuttle Tanker Under Construction
Debt Instrument [Line Items]
New term bank loan	$ 73,500,000
Duration of term bank loan	8 years
Number of repayment tranches	16
Debt periodic payment	semi-annual
Debt periodic payment amount	$ 2,300,000
Debt balloon payment	$ 36,700,000
Shuttle Tanker Under Construction | Amount Drawn Down
Debt Instrument [Line Items]
Outstanding balance				$ 9,800,000